Thompson Hine, LLP

1919 M Street, N.W., Suite 700

Washington, DC 20036-1600

July 3, 2019

John M. Ganley, Esq.

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Morgan Creek Global Equity Long/Short Institutional Fund (the “Registrant”) File Nos. 333-[ ] & 811-22461

Dear Mr. Ganley:

We hereby are filing a new Form N-2 registration statement on behalf of the Registrant under the Securities Act of 1933, as amended, and Post-Effective Amendment No. 21 under the Investment Company Act of 1940, as amended, which contains updated financial information to the Registrant’s Prospectus and Statement of Additional Information (“SAI”) based upon the Registrant’s recently available financial statements for the fiscal year ended March 31, 2019. We request Selective Review pursuant to SEC Release No.: 33-6510 (February 15, 1984) for the above-referenced filing as the Prospectus and SAI of the Registrant have generally not been modified since the last filing except to update the financial information in the Prospectus and SAI.

If you have any questions or need further information, please call me at (202) 973-2727.

Sincerely,

/s/ Bibb L. Strench
Bibb L. Strench

cc:	Mark Vannoy

Morgan Creek Global Equity

Long/Short Institutional Fund